Lines of Credit - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Revolving credit facility maturity year	2018
Minimum committed capital to net total assets ratio to be maintained under new credit facility	40.00%
Long-term committed capital maturity year	1 year
Long-term committed capital to net total assets ratio under credit facility	82.80%	89.60%
Committed capital to net assets ratio under credit facility	This ratio was 82.8 percent (2013 89.6 percent). Therefore, we were in compliance with the covenant at the end of 2014 and 2013.
New Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	700,000,000	700,000,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	700,000,000	700,000,000
Amount outstanding under credit facility	0	0
Interest rate description	Will bear interest at EURIBOR or LIBOR plus a margin that depends on our liquidity position.